Note 23 - Business Segments - Profit and Assets for the Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Interest income	$ 27,680	$ 27,349	$ 21,453	$ 27,349
Non-interest income – external customers	7,654	8,201	7,653	8,201
Intersegment non-interest income	0		0	0
Interest expense	1,797	1,593	1,507	1,593
Non-interest expense	25,254	24,130	23,196	24,130
Income tax expense	4,402	4,122	1,611	4,122
Net income	4,404	6,350	2,956	6,350
Total assets	722,685	682,023	643,161	682,023
Intersegment interest income		0	0
Consolidation, Eliminations [Member]
Interest income	0		0	0
Non-interest income – external customers	0		0	0
Intersegment non-interest income	(5,089)		(3,833)	(7,358)
Interest expense	0		(1)	0
Non-interest expense	(210)		(204)	(210)
Income tax expense	0		0	0
Net income	(4,879)		(3,629)	(7,148)
Total assets	(79,101)	(81,456)	(77,152)	(81,456)
Intersegment interest income		(1)	(1)
Home Federal Savings Bank [Member] | Operating Segments [Member]
Interest income	27,680		21,453	27,349
Non-interest income – external customers	7,654		7,653	8,201
Intersegment non-interest income	210		204	210
Interest expense	1,491		937	1,004
Non-interest expense	24,722		22,760	23,572
Income tax expense	4,976		2,148	4,680
Net income	4,879		3,629	7,148
Total assets	722,532	681,257	642,151	681,257
Intersegment interest income		0	0
Other Segments [Member] | Operating Segments [Member]
Interest income	0		0	0
Non-interest income – external customers	0		0	0
Intersegment non-interest income	4,879		3,629	7,148
Interest expense	306		571	589
Non-interest expense	742		640	768
Income tax expense	(574)		(537)	(558)
Net income	4,404		2,956	6,350
Total assets	$ 79,254	82,222	78,162	$ 82,222
Intersegment interest income		$ 1	$ 1